SUBSEQUENT EVENTS (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	Jul. 18, 2024	Jan. 18, 2024	Oct. 14, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	May 16, 2024	Apr. 11, 2024	Mar. 31, 2024
Subsequent Event [Line Items]
Line of credit									$ 5,000,000
Purchase amount					$ 750,000	$ 10,291,674
Aggregate subscription price									12.00%
Long term line of credit									$ 5,000,000
Greens Natural Foods, Inc. [Member]
Subsequent Event [Line Items]
Number of shares issued				2,000
Promissory Notes [Member]
Subsequent Event [Line Items]
Face amount			$ 3,000,000
Aggregate subscription price			6.00%
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Face amount									$ 1,889,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit							$ 5,000,000
Long term line of credit							$ 5,000,000
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Share price		$ 10
Subsequent Event [Member] | Purchase Agreement [Member] | Healthy Choice Markets V I L L C [Member]
Subsequent Event [Line Items]
Purchase amount	$ 7,100,000
Subsequent Event [Member] | Purchase Agreement [Member] | Healthy Choice Markets V I L L C [Member] | Promissory Notes [Member]
Subsequent Event [Line Items]
Purchase amount	1,775,000
Subsequent Event [Member] | Loan And Security Agreement [Member] | Healthy Choice Markets V I L L C [Member]
Subsequent Event [Line Items]
Face amount	$ 7,500,000
Aggregate subscription price	12.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Unsecured Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate subscription price		10.00%
Aggregate subscription price		$ 1,900,000
Accrued interest rate		10.00%
Subsequent Event [Member] | Asset Purchase Agreement [Member] | Greens Natural Foods, Inc. [Member]
Subsequent Event [Line Items]
Asset acquisition consideration transferred			$ 5,142,000
Asset acquisition consideration transferred liability			$ 3,000,000
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Warrant purchase								188,889
Common Class A [Member] | Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Aggregate subscription price		$ 1,700,000
Number of shares issued		188,889
Common Class A [Member] | Subsequent Event [Member] | Bridge Warrant Shares [Member]
Subsequent Event [Line Items]
Warrant purchase								1,888,889
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.01